Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(85.22)	[1]	(82.06)	[1]	(75.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (53.38)		$ 184.52		$ (75.84)
Net losses from U.S. Treasury notes	$ (0.50)	[1]	$ (0.26)	[1]	$ (8.10)	[1]
Net income (loss) from operations	$ (139.10)		$ 102.20		$ (158.99)
Less profit share allocated to Managing Owner	$ 0.00		$ 0.00		$ 0.04
Net income (loss) after profit allocation	$ (139.10)		$ 102.20		$ (159.03)
NET ASSET VALUE - Beginning of year/period	$ 1,314.17		$ 1,211.97		$ 1,371.00
NET ASSET VALUE - End of year/period	1,175.07		1,314.17		1,211.97
RETURNS:
Total return before profit share allocation	(10.58%)		8.43%		(11.60%)
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(10.58%)		8.43%		(11.60%)
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (6.78%)		$ (6.66%)		$ (6.00%)
Total expenses	7.03%		7.03%		7.05%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.03%		7.03%		7.05%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(32.99)	[1]	(23.37)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (54.87)		$ 124.78	[2]
Net losses from U.S. Treasury notes	$ (0.76)	[1]	$ (0.10)	[1],[2]
Net income (loss) from operations	$ (88.62)		$ 101.31	[2]
Less profit share allocated to Managing Owner	$ 0.00		$ 28.85	[2]
Net income (loss) after profit allocation	$ (88.62)		$ 72.46	[2]
NET ASSET VALUE - Beginning of year/period	1,350.56	[2]	1,278.10	[2]
NET ASSET VALUE - End of year/period	1,261.94		1,350.56	[2]
RETURNS:
Total return before profit share allocation	(6.56%)		7.20%	[2]
Profit share allocation	0.00%		(1.53%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.56%)		5.67%	[2]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (2.52%)		$ (2.45%)	[2]
Total expenses	2.75%		2.80%	[2]
Profit share allocation	0.00%		2.27%	[2]
Total expenses and profit share allocation	2.75%		5.07%	[2]
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(29.80)	[1]	(27.90)	[1]	(8.71)	[1],[3]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (55.16)		$ 206.79		$ 58.50	[3]
Net losses from U.S. Treasury notes	$ (0.68)	[1]	$ (0.41)	[1]	$ (0.59)	[1],[3]
Net income (loss) from operations	$ (85.64)		$ 178.48		$ 49.20	[3]
Less profit share allocated to Managing Owner	$ 0.06		$ 47.12		$ 8.67	[3]
Net income (loss) after profit allocation	$ (85.70)		$ 131.36		$ 40.53	[3]
NET ASSET VALUE - Beginning of year/period	1,352.80		1,221.44	[3]	1,180.91	[3]
NET ASSET VALUE - End of year/period	1,267.10		1,352.80		1,221.44	[3]
RETURNS:
Total return before profit share allocation	(6.33%)		13.71%		4.17%	[3]
Profit share allocation	(0.01%)		(2.96%)		(0.74%)	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.34%)		10.75%		3.43%	[3]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (2.27%)		$ (2.19%)		$ (2.14%)	[3]
Total expenses	2.50%		2.55%		2.61%	[3]
Profit share allocation	0.01%		3.70%		0.71%	[3]
Total expenses and profit share allocation	2.51%		6.25%		3.32%	[3]
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(3.46)	[1]	(0.38)	[1],[4]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (54.83)		$ 51.13	[4]
Net losses from U.S. Treasury notes	$ (0.63)	[1]	$ (0.07)	[1],[4]
Net income (loss) from operations	$ (58.92)		$ 50.68	[4]
NET ASSET VALUE - Beginning of year/period	1,366.01	[4]	1,315.33	[4]
NET ASSET VALUE - End of year/period	$ 1,307.09		$ 1,366.01	[4]
RETURNS:
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(4.31%)		3.85%	[4]
RATIOS TO AVERAGE TRUST CAPITAL:
Net investment loss	$ (0.26%)		$ (0.17%)	[4]
Total expenses	0.49%		0.47%	[4]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Series 2 units were first issued on April 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.
[3]	Series 3 units were first issued on September 1, 2009. Net investment loss and total expense ratios for the period ended December 31, 2009 have been annualized.
[4]	Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.